SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Consolidated Trusts (Details) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Nov. 30, 2017	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 USD ($)
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Provision for loan losses		¥ 486,991		¥ 44,474	¥ 12,406
Loans written off		(161,976)		(30,985)	0
ASSETS.
Restricted Cash		1,727,727		567,794	487,882	$ 248,172
Loans receivable, net		9,239,565		811,433		1,327,180
Prepaid expenses and other assets (including RMB 4,000 and RMB 95,840 from the consolidated trusts as of December 31, 2018 and 2019 respectively)		652,545		109,016		93,732
TOTAL ASSETS		20,355,601		7,349,735		2,923,898
LIABILITIES.
Payable to investors of the consolidated trusts-current		4,423,717		300,341		635,427
Amounts due to related parties		55,622		78,767		7,990
Accrued expenses and other current liabilities		720,918		518,955		103,554
Other tax payable		263,856		164,478		37,901
Payable to investors of the consolidated trusts-noncurrent		3,442,500				494,484
TOTAL LIABILITIES		13,140,871		2,909,539		$ 1,887,568
Net revenue		9,219,847	$ 1,324,348	4,447,018	788,144
Net cash (used in) provided by operating activities		2,973,075	427,056	285,116	(110,974)
Net cash (used in) provided by investing activities		(8,860,441)	(1,272,723)	327,649	(1,204,269)
Net cash provided by (used in) financing activities		7,707,858	$ 1,107,164	457,430	2,265,499
Consolidated Trusts
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Repurchase of delinquent loans		89,938		20,579
Repurchase of performing loans upon liquidation of consolidated trusts		18,014		114,238
Provision for loan losses		464,379		33,141	5,647
Loans written off		142,882		19,777	0
ASSETS.
Restricted Cash		354,104		6,142
Loans receivable, net		9,099,099		493,883
Prepaid expenses and other assets (including RMB 4,000 and RMB 95,840 from the consolidated trusts as of December 31, 2018 and 2019 respectively)		95,840		4,000
TOTAL ASSETS		9,549,043		504,025
LIABILITIES.
Payable to investors of the consolidated trusts-current		4,423,717		300,341
Amounts due to related parties				4,034
Accrued expenses and other current liabilities		19,460		385
Other tax payable		25,431		268
Payable to investors of the consolidated trusts-noncurrent		3,442,500
TOTAL LIABILITIES		7,911,108		305,028
Net revenue		1,279,203		70,621	10,791
Net income		469,825		(32,708)	(2,560)
Net cash (used in) provided by operating activities		382,620		(8,749)	(90)
Net cash (used in) provided by investing activities		(8,989,137)		527,223	(916,275)
Net cash provided by (used in) financing activities		¥ 7,512,696		¥ (708,466)	¥ 1,012,499
Percentage of consolidated revenues		14.00%	14.00%	2.00%	1.00%
Percentage of consolidated total assets		47.00%	47.00%	7.00%
Percentage of consolidated total liabilities		60.00%	60.00%	10.00%
Consolidated Trusts | Minimum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Repurchase of loans delinquent period	30 days
Percentage of interest rate loans		9.00%		9.00%		9.00%
Consolidated Trusts | Maximum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Repurchase of loans delinquent period	90 days
Term of loan		12 months		12 months		12 months
Percentage of interest rate loans		36.00%		36.00%		36.00%